BASIS OF PRESENTATION - Going concern (Details)	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Oct. 11, 2022 CAD ($)	Mar. 31, 2022 CAD ($)
BASIS OF PREPARATION
Cash and cash equivalents	$ 27,200,097			$ 63,720,102
Working capital	21,239,423
Cash flows used in operating activities for continuing operations	21,684,654
Financial guarantees	$ 3,367,910		$ 1,935,051
Termination fee and expense reimbursement		$ 1,500,000